Note 14 - Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Notes Tables
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
	Stock Options		Warrants		Restricted Stock
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares		Weighted Average Grant Stock Price
Outstanding at December 31, 2012	5,439,335	$7.44	150,000	$11.67	7,047		$10.80
Granted	2,064,837	10.40	-	-	105,812		9.81
Exercised	(912,524)	1.43	-	-	(7,047)	(1)	10.80
Forfeited / Canceled	(162,414)	13.41	-	-	-		-
Outstanding at December 31, 2013	6,429,234	$9.09	150,000	$11.67	105,812		$9.81
Granted	383,436	5.87	-	-	1,340,822		4.65
Exercised	(186,176)	1.09	-	-	(79,134)	(1)	9.18
Forfeited / Canceled	(1,872,322)	11.30	-	-	(4,375)		8.00
Outstanding at December 31, 2014	4,754,172	$8.28	150,000	$11.67	1,363,125		$4.77

Intrinsic value
Shares outstanding	$1,809,000		-		$5,739,000
Shares vested	1,778,000		-

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
Options Outstanding and Expected to Vest			Options Exercisable
Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price

4,754,172	5.7	$8.28	3,302,102	4.6	$7.52